Commitments and Contingencies (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Summary of future minimum monthly rental commitments relating to the Miami Beach and San Jose leases
2013		$ 178,466
2014	266,800	183,542
2015	46,753	72,107
Total	$ 313,553	$ 434,115